Stockholders' Equity - Schedule of Outstanding Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	[1]	Jul. 30, 2021	Jul. 29, 2021	Jun. 30, 2021	[1]	Mar. 31, 2021	[1]	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[2]	Dec. 31, 2017	[2]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)			87,611,000						87,611,000					87,611,000
Redeemable convertible preferred stock, issued									90,814,000					90,805,000
Redeemable convertible preferred stock, outstanding	0			87,496,938	90,814,000		90,814,000		90,814,000	[1]	90,814,000	90,814,000	90,814,000	90,805,000	[2]	90,305,000		71,692,000
Redeemable convertible preferred stock, net carrying value									$ 290,427					$ 290,365
Redeemable convertible preferred stock, aggregate liquidation preference									$ 294,802					$ 294,740
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)									8,710,000					8,710,000
Redeemable convertible preferred stock, issued									9,040,000					9,040,000
Redeemable convertible preferred stock, outstanding									9,040,000					9,040,000
Convertible preferred stock, par value (in dollars per share)									$ 0.4478					$ 0.4478
Redeemable convertible preferred stock, net carrying value									$ 3,325					$ 3,325
Redeemable convertible preferred stock, aggregate liquidation preference									$ 4,048					$ 4,048
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)									14,104,000					14,104,000
Redeemable convertible preferred stock, issued									14,639,000					14,639,000
Redeemable convertible preferred stock, outstanding									14,639,000					14,639,000
Convertible preferred stock, par value (in dollars per share)									$ 0.6528					$ 0.6528
Redeemable convertible preferred stock, net carrying value									$ 9,397					$ 9,397
Redeemable convertible preferred stock, aggregate liquidation preference									$ 9,556					$ 9,556
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)									12,431,000					12,431,000
Redeemable convertible preferred stock, issued									12,903,000					12,903,000
Redeemable convertible preferred stock, outstanding									12,903,000					12,903,000
Convertible preferred stock, par value (in dollars per share)									$ 1.1238					$ 1.1238
Redeemable convertible preferred stock, net carrying value									$ 14,596					$ 14,596
Redeemable convertible preferred stock, aggregate liquidation preference									$ 14,500					$ 14,500
Series D Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)									7,677,000					7,677,000
Redeemable convertible preferred stock, issued									7,968,000					7,968,000
Redeemable convertible preferred stock, outstanding									7,968,000					7,968,000
Convertible preferred stock, par value (in dollars per share)									$ 2.0080					$ 2.0080
Redeemable convertible preferred stock, net carrying value									$ 14,036					$ 14,036
Redeemable convertible preferred stock, aggregate liquidation preference									$ 16,000					$ 16,000
Series D One Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)									3,359,000					3,359,000
Redeemable convertible preferred stock, issued									3,486,000					3,486,000
Redeemable convertible preferred stock, outstanding									3,486,000					3,486,000
Convertible preferred stock, par value (in dollars per share)									$ 2.0078					$ 2.0080
Redeemable convertible preferred stock, net carrying value									$ 6,981					$ 6,981
Redeemable convertible preferred stock, aggregate liquidation preference									$ 7,000					$ 7,000
Series E Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)									11,021,000					11,021,000
Redeemable convertible preferred stock, issued									11,439,000					11,439,000
Redeemable convertible preferred stock, outstanding									11,439,000					11,439,000
Convertible preferred stock, par value (in dollars per share)									$ 3.4969					$ 3.4968
Redeemable convertible preferred stock, net carrying value									$ 39,906					$ 39,906
Redeemable convertible preferred stock, aggregate liquidation preference									$ 40,000					$ 40,000
Series F Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)									11,772,000					11,772,000
Redeemable convertible preferred stock, issued									12,218,000					12,218,000
Redeemable convertible preferred stock, outstanding									12,218,000					12,218,000
Convertible preferred stock, par value (in dollars per share)									$ 5.3199					$ 5.3200
Redeemable convertible preferred stock, net carrying value									$ 64,833					$ 64,833
Redeemable convertible preferred stock, aggregate liquidation preference									$ 65,000					$ 65,000
Series G Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized (in shares)									18,537,000					18,537,000
Redeemable convertible preferred stock, issued									19,121,000					19,112,000
Redeemable convertible preferred stock, outstanding									19,121,000					19,112,000
Convertible preferred stock, par value (in dollars per share)									$ 7.2536					$ 7.2539
Redeemable convertible preferred stock, net carrying value									$ 137,353					$ 137,291
Redeemable convertible preferred stock, aggregate liquidation preference									$ 138,698					$ 138,636

[1]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[2]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.